FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC  20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended:  December 31, 2008

           Check here if Amendment [ ]; Amendment Number: ___________

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.



              Institutional Investment Manager Filing this Report:


                      Name: Tyndall Capital Partners, L.P.

       Address: 599 Lexington Avenue, Suite 4100, New York, New York  10022
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                         Form 13F File Number:  28-10427
                        ----------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:    Jeffrey S. Halis
         -----------------------

Title:   Manager
         -----------------------

Phone:   212-446-2460
         -----------------------

Signature, Place, and Date of Signing:

/s/ Jeffrey S. Halis                New York, New York       February 17, 2009
---------------------------      ------------------------   --------------------
[Signature]                          [City, State]                 [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE

                                 Report Summary



Number of Other Included Managers:        0
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Form 13F Information Table Entry Total:   47
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Form 13F Information Table Value Total:   $ 180,427 (thousands)
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List of Other Included Managers:   None






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                           FORM 13F INFORMATION TABLE


                                     Tyndall
                                    FORM 13F
                                December 31, 2008


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    Column 1                    Column 2        Column 3    Column 4      Column 5          Column 6   Column 7        Column 8

                                Title of                     Value     Shares or  SH/ Put/  Investment  Other       Voting Authority
  Name of Issuer                 Class          CUSIP       (x$1000)   Prin. Amt. PRN Call  Discretion  Managers  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GBL HGH IN      COM          01879R106         868     114,100   SH         Sole                  114,100
ANADARKO PETE CORP                COM          032511107      36,889     956,926   SH         Sole                  956,926
ASSOCIATED BANC CORP              COM          045487105         595      28,408   SH         Sole                   28,408
BEACON FED BANCORP INC.           COM          073582108       4,134     504,150   SH         Sole                  504,150
BIOGEN IDEC INC                   COM          09062X103       9,037     189,740   SH         Sole                  189,740
BRINKS HOME SEC HLDGS INC         COM          109699108       4,662     212,700   SH         Sole                  212,700
CARDINAL HEALTH INC               COM          14149Y108         517      15,000   SH         Sole                   15,000
CELESTICA INC                     COM          15101Q108         219      47,423   SH         Sole                   47,423
CIENA CORP                        COM          171779309         178      26,516   SH         Sole                   26,516
COHEN & STEERS REIT & UTIL I      COM          19247Y108         405      63,700   SH         Sole                   63,700
COLONIAL BANKSHARES INC           COM          195572102       1,504     191,548   SH         Sole                  191,548
CONEXANT SYSTEMS INC              COM NEW      207142308          26      37,783   SH         Sole                   37,783
DEUTSCHE TELEKOM AG               SPONSORED    251566105       1,345      87,912   SH         Sole                   87,912
                                  ADR
ERIE INDTY CO                     CL A         29530P102      48,950   1,300,822   SH         Sole                1,300,822
EXPEDIA INC DEL                   COM          30212P105         311      37,788   SH         Sole                   37,788
FIFTH THIRD BANCORP               COM          316773100         362      43,852   SH         Sole                   43,852
FIRST CTZNS BANCSHARES INC N      CL A         31946M103         981       6,423   SH         Sole                    6,423




FIRST FED BANKSHARES INC DEL      COM          32020V100          39      21,193   SH         Sole                   21,193
FIRST FINANCIAL NORTHWEST IN      COM          32022K102      11,098   1,188,200   SH         Sole                1,188,200
FORESTAR GROUP INC                COM          346233109       4,116     432,328   SH         Sole                  432,328
GENERAL ELECTRIC CO               COM          369604103       1,596      98,520   SH         Sole                   98,520
HERITAGE FINL GROUP               COM          42725U109       3,094     343,786   SH         Sole                  343,786
IAC INTERACTIVECORP               COM PAR      44919P508         297      18,894   SH         Sole                   18,894
                                  $.001
JOHN BEAN TECHNOLOGIES CORP       COM          477839104       7,139     873,825   SH         Sole                  873,825
JPMORGAN & CHASE & CO             COM          46625H100         946      30,000   SH         Sole                   30,000
KRAFT FOODS INC                   CL A         50075N104       6,206     231,125   SH         Sole                  231,125
LMP CAP & INCOME FD INC           COM          50208A102         322      41,600   SH         Sole                   41,600
MBIA INC                          COM          55262C100         244      60,000   SH         Sole                   60,000
MERRILL LYNCH & CO INC            COM          590188108         175      15,000   SH         Sole                   15,000
MGIC INVT CORP WIS                COM          552848103          87      25,000   SH         Sole                   25,000
MORGAN STANLEY                    COM NEW      617446448         321      20,000   SH         Sole                   20,000
NORTHWEST BANCORP INC PA          COM          667328108       5,035     235,513   SH         Sole                  235,513
NUVEEN EQUITY PREM INCOME FD      COM          6706ER101         325      30,300   SH         Sole                   30,300
NUVEEN MULTI STRAT INC GR FD      COM SHS      67073D102         165      33,900   SH         Sole                   33,900
PATHFINDER BANCORP INC            COM          70320A103         200      32,000   SH         Sole                   32,000
PHOENIX COS INC NEW               COM          71902E109         389     119,000   SH         Sole                  119,000
PSB HLDGS INC                     COM          69360W108         325      80,237   SH         Sole                   80,237
RIVER VY BANCORP                  COM          768475105         561      44,732   SH         Sole                   44,732
SANMINA SCI CORP                  COM          800907107         157     334,783   SH         Sole                  334,783
SCRIPPS E W CO OHIO               CL A NEW     811054402         207      93,800   SH         Sole                   93,800
SYMANTEC CORP                     COM          871503108         258      19,065   SH         Sole                   19,065
TEXAS INSTRS INC                  COM          882508104         293      18,850   SH         Sole                   18,850
TRIPLE-S MGMT CORP                CL B         896749108       9,115     792,566   SH         Sole                  792,566
UNITED CMNTY BANCORP              COM          90984H103         946     189,189   SH         Sole                  189,189
VISA INC                          COM CL A     92826C839         393       7,500   SH         Sole                    7,500
WAYNE SVGS BANCSHARES INC NE      COM          94624Q101       1,160     154,720   SH         Sole                  154,720
WILEY JOHN & SONS INC             CL A         968223206      14,235     400,093   SH         Sole                  400,093